Property and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property and equipment
Opening net book value	$ 859	$ 527
Additions	440	633
Foreign exchange	7	51
Depreciation	(518)	(352)
Closing net book value	788	859
Cost	2,850	2,381
Accumulated depreciation	(2,062)	(1,522)
Net book value	788	859
Furniture and fittings
Property and equipment
Opening net book value	12	45
Foreign exchange	(2)	1
Depreciation	(10)	(34)
Closing net book value	0	12
Cost	127	127
Accumulated depreciation	(127)	(115)
Net book value	0	12
Research and manufacturing equipment
Property and equipment
Opening net book value	0	122
Foreign exchange		14
Depreciation		(136)
Closing net book value	0	0
Cost	1,068	1,068
Accumulated depreciation	(1,068)	(1,068)
Net book value	0	0
Leasehold improvements
Property and equipment
Opening net book value	313	360
Additions	32
Foreign exchange	1	12
Depreciation	(60)	(59)
Closing net book value	286	313
Cost	578	553
Accumulated depreciation	(292)	(240)
Net book value	286	313
Computer equipment
Property and equipment
Opening net book value	534
Additions	408	633
Foreign exchange	8	24
Depreciation	(448)	(123)
Closing net book value	502	534
Cost	1,077	633
Accumulated depreciation	(575)	(99)
Net book value	$ 502	$ 534